DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 7 – DEFERRED REVENUE

As of March 31, 2023 and December 31, 2022, deferred revenue amounted to $872,990 and $862,597, respectively. As of March 31, 2023, deferred revenue was comprised of two amounts, $74,225 at VNUE related to the Matchbox Twenty Tour with Rob Thomas that was cancelled due to Covid-19, and $798,765 in unredeemed notes at Stage It that have been purchased by customers but not used toward any events. When these notes are redeemed, on average, the performing artists will receive 80%, and the Company will record 20% of the value of these notes as revenue.

NOTE 7 – DEFERRED REVENUE

As of December 31, 2022 and December 31, 2021 deferred revenue amounted to $862,597 and $74,225, respectively. As of December 31, 2022, deferred revenue was comprised of two amounts, $74,225 at VNUE related to the Matchbox Twenty Tour with Rob Thomas that was cancelled due to Covid-19, and $788,372 in unredeemed notes at Stage It that have been purchased by customers but not used toward any events. When these notes will be redeemed, on average the performing artists will receive 80%, and the Company will record 20% of the value of these notes as revenue.